Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets and Liabilities [Abstract]
Schedule of Financial Assets

The following table sets out the financial assets as at the end of the reporting period:

	December 31,
	2025	2024
Financial assets
Cash	€16,199	€1,522
Accounts receivable and other receivables, net	4,117	352
Receivable for private company shares	7,641	-
Loans receivable*	94	311
Total	€28,051	€1,875

*	Loans receivable for the years ended December 31, 2025 and 2024 is presented in the statement of financial position under prepayments and other current assets.

Schedule of Financial assets amortized cost	At the end of our reporting period, management considers the ECL for trade and other receivables is insignificant.
Financial Asset at Amortized Cost	12-Month or Lifetime ECL	Gross Carrying Amount EUR	Loss Allowance EUR	Net carrying Amount EUR
2025
Accounts receivables	Lifetime ECL - Not credit-impaired	5,700	1,583	4,117
Other receivables	12-month ECL	-	-	-
		5,700	1,583	4,117
2024
Accounts receivables	Lifetime ECL - Not credit impaired	359	9	352
Other receivables	12-month ECL	-	-	-
		359	9	352

Schedule of Allowance for Expected Credit Losses
	December 31,
	2025	2024
Financial assets
Opening ECL Allowance	9	-
Increase in lifetime ECL - charged to profit or loss	1,608	9
Write-offs during the year (against ECL)	(33)	-
Total ECL Allowance	1,584	9

Schedule of Financial Liablities

The following table sets out the financial liabilities at the end of the reporting period:

	December 31,
	2025	2024
Accounts payable and long term payables	€16,409	€1,466
Accruals and other current liabilities	1,399	6
Other long-term liabilities	842	250
	€18,650	€1,722